Cash generated from operations (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Statement of cash flows [abstract]
Profit (loss) before taxation	$ 279	$ 231	$ 1,589
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	0	12	0
Amortisation of tangible and right of use assets	99	134	568
Amortisation of intangible assets	1	1	2
Finance costs and unwinding of obligations	30	43	177
Environmental rehabilitation and other expenditure	(30)	(9)	(50)
Impairment, derecognition of assets and (profit) loss on disposal	0	0	(1)
Other expenses (income)	2	26	51
Profit (loss) on sale of assets	(1)	0	0
Interest income	(14)	(5)	(27)
Share of associates and joint ventures' (profit) loss	(57)	(58)	(278)
Other non-cash movements	4	(14)	35
Movements in working capital	(79)	(137)	(238)
Cash generated from operations	234	224	1,828
(Increase) decrease in inventories	60	(46)	(83)
(Increase) decrease in trade and other receivables	(57)	(19)	(163)
Increase (decrease) in trade, other payables and provisions	(82)	(72)	8
Movements in working capital	$ (79)	$ (137)	$ (238)